BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund (the “Fund”)

Supplement dated May 2, 2022

to the Prospectus dated October 28, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Effective immediately, Milena Mileva is added as a portfolio manager of the portion of the assets of the Fund managed by Baillie Gifford Overseas Limited (“Baillie Gifford Overseas’ Allocated Portion of the Fund”), and Gerard Callahan no longer serves as a portfolio manager of Baillie Gifford Overseas’ Allocated Portion of the Fund. Joe Faraday, Iain Campbell, Moritz Sitte, and Sophie Earnshaw continue to serve as portfolio managers of Baillie Gifford Overseas’ Allocated Portion of the Fund.

Accordingly, effective immediately, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Baillie Gifford Overseas” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the Fund is replaced with the following:

Portfolio Managers	Position with Baillie Gifford Overseas	Length of Service to the Fund
Joe Faraday	Investment Manager	Since Inception
Iain Campbell	Investment Manager	Since Inception
Moritz Sitte	Investment Manager	Since Inception
Sophie Earnshaw	Investment Manager	Since September 2018
Milena Mileva	Investment Manager	Since May 2022

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – International Equity Fund – Baillie Gifford Overseas – Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Joe Faraday, Iain Campbell, and Moritz Sitte have been portfolio managers of the International Equity Fund since its inception. Sophie Earnshaw has been a portfolio manager of the International Equity Fund since September 2018. Milena Mileva has been a portfolio manager of the International Equity Fund since May 2022.

Mr. Faraday is an Investment Manager at Baillie Gifford Overseas and has been with Baillie Gifford Overseas since 2002. He is a member of the International Focus Portfolio Construction Group.

Mr. Campbell is an Investment Manager at Baillie Gifford Overseas and has been with Baillie Gifford Overseas since 2004. He is a Partner and also a member of the International All Cap Portfolio Construction Group.

Mr. Sitte is an Investment Manager at Baillie Gifford Overseas and has been with Baillie Gifford Overseas since 2010. He is also a member of the International All Cap Portfolio Construction Group.

Ms. Earnshaw is an Investment Manager at Baillie Gifford Overseas and has been with Baillie Gifford Overseas since 2010. She is also a member of the International All Cap Portfolio Construction Group.

Ms. Mileva is an Investment Manager at Baillie Gifford Overseas and has been with Baillie Gifford Overseas since 2009. She is a Partner and also a member of the International All Cap Portfolio Construction Group.

B.

Effective immediately, Jon Tringale is added as a portfolio manager of the portion of the assets of the Fund managed by WCM Investment Management, LLC (“WCM’s Allocated Portion of the Fund”), and Kurt R. Winrich no longer serves as a portfolio manager of WCM’s Allocated Portion of the Fund. Sanjay Ayer, Paul R. Black, Peter J. Hunkel, and Michael B. Trigg continue to serve as portfolio managers of WCM’s Allocated Portion of the Fund.

Accordingly, effective immediately, the Prospectus is hereby supplemented and revised as follows:

1.	The table entitled “WCM” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the Fund is replaced with the following:

Portfolio Managers	Position with WCM	Length of Service to the Fund
Paul R. Black	President, CEO and Portfolio Manager	Since Inception
Peter J. Hunkel	Portfolio Manager and Business Analyst	Since Inception
Michael B. Trigg	Portfolio Manager and Business Analyst	Since Inception
Sanjay Ayer, CFA	Portfolio Manager and Business Analyst	Since June 2020
Jon Tringale	Portfolio Manager	Since May 2022

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – International Equity Fund – WCM – Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Paul R. Black, Peter J. Hunkel, and Michael B. Trigg have been portfolio managers of the International Equity Fund since its inception. Sanjay Ayer, CFA has been a portfolio manager of the International Equity Fund since June 2020. Jon Tringale has served as portfolio manager of the Fund since May 2022.

Mr. Black is a Portfolio Manager, President and Co-CEO at WCM. Prior to joining WCM in 1989, he served as a portfolio manager with Wells Fargo Private Banking Group and Bank of America.

Mr. Hunkel is a Portfolio Manager and Business Analyst at WCM, where his primary responsibilities are portfolio management and equity research. Before joining WCM in 2007, he was a portfolio analyst for the Templeton Private Client Group and Centurion Alliance.

Mr. Trigg is a Portfolio Manager and Business Analyst at WCM, where his primary responsibilities are portfolio management and equity research. Before joining WCM in 2005, he was an equity analyst at Morningstar, Inc.

Mr. Ayer is a Portfolio Manager and Business Analyst at WCM, where his primary responsibilities are portfolio management and equity research. Before joining WCM in 2007, he was an equity analyst at Morningstar, Inc.

Mr. Tringale is a Portfolio Manager at WCM, where his primary responsibilities are portfolio management and equity research. Before joining WCM in 2015, he was an analyst as a vice president at Gerson Lehrman Group and on the trading floor at Wedbush Securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund (the “Fund”)

Supplement dated May 2, 2022

to the Statement of Additional Information (“SAI”)

dated October 28, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Effective immediately, Milena Mileva is added as a portfolio manager of the portion of the assets of the Fund managed by Baillie Gifford Overseas Limited (“Baillie Gifford Overseas’ Allocated Portion of the Fund”), and Gerard Callahan no longer serves as a portfolio manager of Baillie Gifford Overseas’ Allocated Portion of the Fund. Joe Faraday, Iain Campbell, Moritz Sitte, and Sophie Earnshaw continue to serve as portfolio managers of Baillie Gifford Overseas’ Allocated Portion of the Fund.

Accordingly, effective immediately, the SAI is hereby supplemented and revised as follows:

1.

The sub-section entitled “Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – International Equity Fund – Baillie Gifford Overseas Limited (“Baillie Gifford Overseas”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2021, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Iain Campbell	5	$2.9 billion	4	$702 million	40	$18.7 billion
Joe Faraday	5	$2.9 billion	3	$412 million	38	$18.6 billion
Moritz Sitte	5	$2.9 billion	6	$5.1 billion	39	$18.8 billion
Sophie Earnshaw	7	$3.7 billion	11	$4.5 billion	44	$27.5 billion

Milena Mileva[1]	0	0	16	$1.9 billion	6	$2.1 billion
Accounts Subject to Performance Fees
Iain Campbell	0	$0	0	$0	2	$534 million
Joe Faraday	0	$0	0	$0	2	$534 million
Moritz Sitte	0	$0	0	$0	2	$534 million
Sophie Earnshaw	0	$0	0	$0	3	$5.2 billion
Milena Mileva[1]	0	$0	0	$0	0	$0

1As of February 28, 2022.

As of June 30, 2021, for Messrs. Campbell, Faraday and Sitte and Ms. Earnshaw, and as of February 28, 2022, for Ms. Mileva, the above-listed portfolio managers did not beneficially own any shares of the Fund.

2.

The sub-section entitled “Compensation” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – International Equity Fund –Baillie Gifford Overseas Limited (“Baillie Gifford Overseas”)” is hereby replaced with the following:

Compensation. The remuneration for non-partner Investment Managers (Portfolio Managers and Researchers) at Baillie Gifford has three key elements (i) base salary, (ii) an Annual Performance Award and (iii) a Long-Term Profit Award. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Baillie Gifford employees.

The Annual Performance Award (APA) for non-partner Investment Managers is determined as follows:

•

80% of the APA arrangement is determined by the investment performance of the investment team, the Portfolio Construction Groups (PCGs), or a combination of both that the individual has been part of, over the specified investment time horizon, reflecting Baillie Gifford’s emphasis on long term investing.

•	20% of the APA arrangement is determined by the firms Net Promoter Score, emphasizing the importance of client service and the role all staff play in this.

Within the firm each Investment Team and the PCG have pre-determined performance targets. These targets, along with the relevant portfolios being measured, are established and agreed with each Head of Department following consultation with the Remuneration Committee and the Investment Leadership Groups.

The Long-Term Profit Award (LTPA) element delivers a share of the firm’s profitability to each member of staff. The level of award each individual receives is determined by their role and contribution to the long-term performance of the firm.

All Investment Managers defer between 20% and 40% of their total annual variable remuneration (both APA and LTPA elements). Awards deferred are held for a period of three years and are invested in a range of funds managed by Baillie Gifford that broadly reflect the firm’s investment policy.

Iain Campbell and Milena Mileva are partners of Baillie Gifford. Partner remuneration comprises a fixed base salary and a share of the partnership profits. The profit share is calculated as a percentage of total partnership profits based on seniority, role within Baillie Gifford and length of service. The basis of the profit share is detailed in the Baillie Gifford Partnership Agreement. The main staff benefits, such as pension benefits, are not available to partners, who therefore provide for benefits from their own personal funds.

B.

Effective immediately, Jon Tringale is added as a portfolio manager of the portion of the assets of the Fund managed by WCM Investment Management, LLC (“WCM’s Allocated Portion of the Fund”), and Kurt R. Winrich no longer serves as a portfolio manager of WCM’s Allocated Portion of the Fund. Sanjay Ayer, Paul R. Black, Peter J. Hunkel, and Michael B. Trigg continue to serve as portfolio managers of WCM’s Allocated Portion of the Fund.

Accordingly, effective immediately, the SAI is hereby supplemented and revised as follows:

1.

The sub-section entitled “Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – International Equity Fund – WCM Investment Management, LLC (“WCM”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2021, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Sanjay Ayer	26	$37.0 billion	32	$14.2 billion	583	$42.1 billion
Paul Black	18	$32.2 billion	28	$13.4 billion	580	$42.1 billion
Peter Hunkel	23	$35.8 billion	30	$13.7 billion	580	$42.1 billion
Michael Trigg	23	$35.8 billion	30	$13.7 billion	580	$42.1 billion
Jon Tringale[1]	19	$29.1 billion	28	$11.6 billion	550	$40.2 billion

Accounts Subject to Performance Fees
Sanjay Ayer	0	$0	5	$1.0 billion	8	$2.1 billion
Paul Black	0	$0	4	$906.1 million	8	$2.1 billion
Peter Hunkel	0	$0	4	$906.1 million	8	$2.1 billion
Michael Trigg	0	$0	4	$906.1 million	8	$2.1 billion
Jon Tringale[1]	0	$0	3	$593.2 million	8	$1.6 billion

1As of February 28, 2022.

As of June 30, 2021, for Messrs. Ayer, Black, Hunkel and Trigg, and as of February 28, 2022, for Mr. Tringale, the above-listed portfolio managers did not beneficially own any shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE